Collaboration revenue (Tables)	12 Months Ended
Dec. 31, 2022
Collaboration revenue
Schedule of revenue

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Zai Lab	$—	151,903	—
Janssen	—	292,279	33,759
AbbVie	—	121	565
Other	—	—	38
Upfront payments	—	444,303	34,362
Zai Lab	—	25,634	—
Janssen	—	22,865	2,641
AbbVie	—	102	762
Other	5,365	1,214	19
Milestone payments	5,365	49,815	3,422
Janssen	—	2,028	3,175
Other	424	298	284
Research and development service fees	424	2,326	3,459
Zai Lab	4,238	833	—
Other revenues	4,238	833	—
Total revenue	$10,026	$497,277	$41,243

Summarizes of changes in deferred revenue current and deferred revenue non current

(in thousands of $)	Janssen	AbbVie	Other	Total
On January 1, 2020	$324,629	1,517	56	326,202

Received
Milestone	—	—	—	—
Revenue recognition
Upfront	(33,759)	(565)	(38)	(34,362)
Milestone	(2,641)	(762)	(19)	(3,422)
Translation difference	26,915	33	1	26,949

On December 31, 2020	315,144	223	—	315,367

Received
Upfront	—	—	—	—
Milestone
Revenue recognition
Upfront	(292,279)	(121)	—	(292,400)
Milestone	(22,865)	(102)	—	(22,967)

On December 31, 2021	—	$—	$—	$—

Received
Upfront	—	—	—	—
Milestone
Revenue recognition
Upfront	—	—	—	—
Milestone	—	—	—	—

On December 31, 2022	$—	$—	$—	$—